Cover	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 1 (the “Amendment”) to the Current Report on Form 8-K (the “Form 8-K”) of Lincoln Educational Services Corporation (the “Company”) as filed with the Securities and Exchange Commission on November 30, 2022, is to correct the decimal point of the conversion ratio. The number of shares of Common Stock into which the shares of Series A Preferred Stock converted has not changed.
Document Period End Date	Nov. 30, 2022
Entity File Number	000-51371
Entity Registrant Name	LINCOLN EDUCATIONAL SERVICES CORPORATION
Entity Central Index Key	0001286613
Entity Tax Identification Number	57-1150621
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	14 Sylvan Way, Suite A
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	736-9340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	LINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false